CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 2,003,326	$ 3,216,352	$ 3,125,551
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Stock-based compensation expense	239,871	314,479	144,453
Depreciation and amortization	619,890	552,086	450,518
Loss on disposal of equipment	473,709	0	0
Change in fair value of warrants liability	346,691	180,192	(221,640)
Change in deferred tax assets	(2,698)	0	0
Provision (Recovery of) for doubtful accounts	44,041	(3,939)	749,280
Provision for doubtful accounts - other receivables	0	598,747	0
Provision for warranty reserve	0	0	37,303
Deferred tax benefit	0	0	(118,030)
Changes in assets and liabilities:
(Increase) Decrease in accounts receivable	(345,443)	344,341	(3,797,045)
Increase in prepayments and other current assets	(3,844,093)	(1,730,704)	(1,413,176)
Decrease (Increase) in other receivables	562,140	(1,617,781)	642,287
(Increase) Decrease in inventories	(120,996)	931,844	842,052
(Increase) Decrease in tax receivable	(34,569)	563,816	2,630,467
Increase in accounts payable	47,315	4,271	3,607
Increase (Decrease) in advances from customers	60,758	(56,965)	33,811
Increase in accrued expenses and other current liabilities	75,072	52,482	14,470
Decrease in taxes payable	(325,464)	(1,644,345)	(6,285,660)
Net cash (used in) provided by operating activities	(200,450)	1,704,876	(3,161,752)
Cash flows from investing activities
Capital expenditures and other additions	(1,130,621)	(11,054)	(153,061)
Software Copyrights	0	(2,715,453)	0
Advances to related parties	0	0	(2,358)
Net cash used in investing activities	(1,130,621)	(2,726,507)	(155,419)
Cash flows from financing activities
Proceeds from bank loan	2,503,747	2,373,145	1,542,680
Repayment of bank loan	(2,502,457)	(1,580,436)	(1,533,604)
Capital contributed by noncontrolling interest	329,576	0	0
Net cash provided by financing activities	330,866	792,709	9,076
Effect of exchange rate fluctuations on cash and cash equivalents	87,820	39,766	1,079,195
Net decrease in cash and cash equivalents	(912,385)	(189,156)	(2,228,900)
Cash and cash equivalents at beginning of year	3,505,330	3,694,486	5,923,386
Cash and cash equivalents at end of year	2,592,945	3,505,330	3,694,486
Supplemental cash flow information
Income tax paid	688,219	1,416,958	1,906,763
Interest paid	159,482	149,488	82,136
Uncollected option exercise proceeds recorded as other receivable	$ 11,600	$ 0	$ 0